PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	September 30, 2023	December 31, 2022
Computer equipment	$21	$13
Furniture and fixtures	13	13
	34	26
Accumulated depreciation	(25)	(22)
	$9	$4